Segment information - Contributions by Reportable Segments (Detail) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	[1]		£ 12,002.8		£ 13,234.1	[2]	£ 13,046.7	[2]
Headline PBIT	[3]		1,260.5		1,560.6		1,651.2
Share-based payments			74.4		66.0		78.3
Capital additions	[4]		272.6		329.8		314.0
Depreciation and amortisation	[5]		541.9		508.3		209.3
Goodwill impairment		£ 2,812.9	2,822.9	[2]	47.7	[2]	176.5	[2]
Share of results of associates			(136.0)		14.7	[2]	30.5	[2]
Interests in associates and joint ventures			330.7		813.0	[2]	796.8	[2]
Global integrated agencies [Member]
Disclosure of operating segments [line items]
Revenue	[1]		9,302.5		10,205.2		9,930.7
Revenue less pass-through costs	[6]		7,318.5		8,108.1		8,070.8
Headline PBIT	[7]		967.8		1,219.5		1,228.2
Share-based payments			55.0		54.3		59.5
Capital additions	[4]		201.6		265.6		255.6
Depreciation and amortisation	[5]		408.9		392.8		159.1
Goodwill impairment	[2]		1,820.1		4.8		142.8
Share of results of associates			17.7		17.0		25.4
Interests in associates and joint ventures			154.0		164.2		175.1
Public relations [member]
Disclosure of operating segments [line items]
Revenue	[1]		892.9		956.5		931.7
Revenue less pass-through costs	[6]		854.4		898.0		879.9
Headline PBIT	[7]		141.3		140.6		139.2
Share-based payments			8.0		4.6		7.1
Capital additions	[4]		15.5		17.5		12.5
Depreciation and amortisation	[5]		32.8		31.5		10.8
Goodwill impairment	[2]		161.5
Share of results of associates			1.3		(0.3)		1.3
Interests in associates and joint ventures			6.4		5.5		6.2
Specialist agencies [Member]
Disclosure of operating segments [line items]
Revenue	[1]		1,807.4		2,072.4		2,184.3
Revenue less pass-through costs	[6]		1,589.1		1,840.4		1,925.0
Headline PBIT	[7]		151.4		200.5		283.8
Share-based payments			11.4		7.1		11.7
Capital additions			55.5		46.7		45.9
Depreciation and amortisation	[5],[8]		100.2		84.0		39.4
Goodwill impairment	[2],[8]		841.3		42.9		33.7
Share of results of associates	[8]		(155.0)		(2.0)		3.8
Interests in associates and joint ventures	[8]		£ 170.3		£ 643.3		£ 615.5

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Figures have been restated as described in the accounting policies.
[3]	A reconciliation from operating profit to headline operating profit is provided in note 31.
[4]	Capital additions include purchases of property, plant and equipment and other intangible assets (including capitalised computer software).
[5]	Depreciation of property, plant and equipment, depreciation of right-of-use assets and amortisation of other intangible assets.
[6]	Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominantly media costs. See note 3 to the consolidated financial statements for more details of the pass-through costs.
[7]	A reconciliation from reported operating profit to headline operating profit is provided in note 31.
[8]	Specialist Agencies includes the Kantar associates and amounts previously reported under the Data Investment Management segment.